EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2020	2019	2018
Balance, beginning of year	$937	$684	$509
Investment	42	144	13
Return of capital	(19)	—	—
Share of net income	27	29	28
Share of other comprehensive income	29	81	168
Dividends received	(56)	(16)	(9)
Foreign exchange translation and other	11	15	(25)
Balance, end of year	$971	$937	$684